LEASES (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Incremental borrowing rate	3.625%	3.625%
Right-of-use assets	$ 214,018	$ 258,967
Hong Kong Dollar Best Lending Rate [Member]
Lessee, Lease, Description [Line Items]
Incremental borrowing rate	2.25%	2.25%